Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities [abstract]
Net income (loss) for the year	$ 50,187,237	$ 91,638,332
Adjustments to reconcile net income for the year to net cash from operating activities [abstract]
Net realized losses on redemptions and sales of bullion	966,565	2,391,049
Change in unrealized gains on silver bullion	(57,726,059)	(100,402,574)
Net changes in operating assets and liabilities
Increase in prepaid assets	(46,335)	(175,305)
Increase (decrease) in accounts payable	(148,220)	(40,370)
Net cash used in operating activities	(6,766,812)	(6,588,868)
Cash flows from investing activities [abstract]
Purchases of bullion	(13,450,769)	(111,950,640)
Sales of bullion	1,604,223	2,610,022
Net cash provided by (used in) investing activities	(11,846,546)	(109,340,618)
Cash flows from financing activities [abstract]
Proceeds from issuance of Units (note 7)	18,765,423	122,216,983
Payments on redemption of Units (note 7)	(153,122)	(8,863)
Underwriting commissions and issue expenses	(242,530)	(3,896,696)
Net cash provided by (used in) financing activities	18,369,771	118,311,424
Net increase (decrease) in cash during the year	(243,587)	2,381,938
Cash at beginning of year	2,739,135	357,197
Cash at end of period	$ 2,495,548	$ 2,739,135